UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2010 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers AMG Essex Large Cap Growth Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 93.7%
Consumer Discretionary - 12.1%
McDonald’s Corp.	4,791	$356,977
Mohawk Industries, Inc.*	5,550	295,815
Starwood Hotels & Resorts Worldwide, Inc.	5,192	272,840
TJX Cos., Inc., The	5,861	261,576
Urban Outfitters, Inc.*	7,919	248,973
Walt Disney Co., The	7,973	263,986
Total Consumer Discretionary		1,700,167
Consumer Staples - 5.7%
General Mills, Inc.	7,509	274,379
J. M. Smucker Co. , The New	4,248	257,131
PepsiCo, Inc.	4,038	268,285
Total Consumer Staples		799,795
Energy - 7.0%
CARBO Ceramics, Inc.	3,324	269,244
Concho Resources, Inc.*	5,305	351,032
Halliburton Co.	11,140	368,400
Total Energy		988,676
Financials - 6.7%
Ameriprise Financial, Inc.	5,889	278,726
CB Richard Ellis Group, Inc.*	19,555	357,465
Morgan Stanley Co.	12,136	299,516
Total Financials		935,707
Health Care - 15.1%
Allergan, Inc.	6,539	435,040
Celgene Corp.*	6,897	397,336
Express Scripts, Inc.*	6,528	317,914
Human Genome Sciences, Inc.*	20,881	622,045
Illumina, Inc.*	7,210	354,732
Total Health Care		2,127,067
Industrials - 15.6%
3M Co.	2,978	258,222
BE Aerospace, Inc.*	14,738	446,709
Cummins, Inc.	3,434	311,052
FedEx Corp.	3,989	341,060
Rockwell Automation, Inc.	4,737	292,415
Triumph Group, Inc.	3,533	263,526
Union Pacific Corp.	3,367	275,421
Total Industrials		2,188,405
Information Technology - 22.2%
Akamai Technologies, Inc.*	5,438	272,879
Apple, Inc.*	2,593	735,765
EMC Corp.*	19,121	388,348
Google, Inc.*	558	293,391
JDS Uniphase Corp.*	34,756	430,627
Marvell Technology Group, Ltd.*	15,289	267,710
Oracle Corp.	14,777	396,762
VMware, Inc. Class A*	3,983	338,316
Total Information Technology		3,123,798
Materials - 6.6%
Freeport McMoRan Copper & Gold, Inc., Class B	3,774	322,262
Goldcorp, Inc.	7,697	334,973
Mosaic Co., The	4,491	263,891
Total Materials		921,126
Telecommunication Services - 2.7%
NII Holdings, Inc., Class B*	9,393	386,052
Total Common Stocks (cost $11,432,972)		13,170,793

Managers AMG Essex Large Cap Growth Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Short-Term Investments - 5.9%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,8]	119,397	$94,948
BNY Mellon Overnight Government Fund, 0.28%[3]	187,000	187,000
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.21%	543,798	543,798
Total Short-Term Investments (cost $850,194)		825,746
Total Investments - 99.6% (cost $12,283,166)		13,996,539
Other Assets, less Liabilities - 0.4%		54,176
Net Assets - 100.0%		$14,050,715

Managers Special Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.6%
Consumer Discretionary - 20.5%
99 Cents Only Stores*	129,260		$2,440,429
Aeropostale, Inc.*	8,750		203,438
America’s Car-Mart, Inc.*	74,610		1,878,680
AnnTaylor Stores Corp.*	20,659		418,138
BJ’s Restaurants, Inc.*	67,936		1,913,078
Brunswick Corp.	20,143		306,576
Carter’s, Inc.*	9,598		252,715
Cato Corporation, The, Class A	15,800		422,808
Cheesecake Factory, Inc., The*	12,200		322,934
Children’s Place Retail Stores, Inc., The*	29,896		1,458,028
Chipotle Mexican Grill, Inc.*	4,715		810,980
Coinstar, Inc.*	8,245	[2]	354,453
Collective Brands, Inc.*	1,299		20,966
Cooper Tire & Rubber Co.	15,400		302,302
Cracker Barrel Old Country Store, Inc.	6,100		309,636
Deckers Outdoor Corp.*	26,624		1,330,135
Dick’s Sporting Goods, Inc.*	14,802		415,048
DineEquity, Inc.*	10,693		480,971
Focus Media Holding, Ltd.*	15,118	[2]	367,367
Fossil, Inc.*	33,393		1,796,209
G-III Apparel Group, Ltd.*	33,045		1,036,952
Group 1 Automotive, Inc.*	25,110		750,287
Hibbett Sports, Inc.*	13,599		339,295
Home Inns & Hotels Management Inc., ADR*	9,365		463,006
HSN, Inc.*	13,141	[2]	392,916
IMAX Corp.*	24,316		409,968
Jo-Ann Stores, Inc.*	6,500		289,575
Jos. A. Bank Clothiers, Inc.*	22,414		955,061
K12, Inc.*	16,229		471,128
Lululemon Athletica, Inc.*	15,922	[2]	712,032
Lumber Liquidators Holdings, Inc.*	5,624		138,182
Maidenform Brands, Inc.*	24,513		707,200
MakeMyTrip, Ltd.*	1,000	[2]	38,710
Overstock.com, Inc.*	21,369		335,921
Oxford Industries, Inc.	17,200		409,016
P.F. Chang’s China Bistro, Inc.	15,430		712,866
Panera Bread Co., Class A*	13,690		1,213,071
Polaris Industries, Inc.	16,784		1,092,638
Sally Beauty Holdings, Inc.*	33,133	[2]	371,090
Sotheby’s	23,013		847,339
Steven Madden, Ltd.*	94,138	[2]	3,865,305
Tempur-Pedic International, Inc.*	31,083	[2]	963,573
Texas Roadhouse, Inc., Class A*	74,560		1,048,314
Timberland Co.*	31,079		615,675
Tractor Supply Co.	21,118		837,540
Tupperware Brands Corp.	18,697		855,575
Ulta Salon, Cosmetics & Fragrance, Inc.*	42,169	[2]	1,231,335
Under Armour, Inc., Class A*	40,955	[2]	1,844,613
Universal Technical Institute, Inc.	9,700	[2]	189,635
Vitamin Shoppe, Inc.*	14,000		384,300
Warnaco Group, Inc., The*	5,600		286,328
WMS Industries, Inc.*	3,221		122,623

Managers Special Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Consumer Discretionary - 20.5% (continued)
Wolverine World Wide, Inc.	37,520	[2]	$1,088,455
Zumiez, Inc.*	12,635		267,357
Total Consumer Discretionary			41,091,772
Consumer Staples - 1.7%
Boston Beer Co., Inc.*	9,641	[2]	644,694
Nu Skin Enterprises, Inc., Class A	38,202	[2]	1,100,218
Prestige Brands Holdings, Inc.*	29,300		289,777
TreeHouse Foods, Inc.*	29,330		1,352,113
Total Consumer Staples			3,386,802
Energy - 5.7%
Approach Resources, Inc.*	72,110		806,190
CARBO Ceramics, Inc.	11,037		893,997
Clean Energy Fuels Corp.*	19,570		278,090
Dril-Quip, Inc.*	28,170		1,749,639
Kodiak Oil & Gas Corp.*	119,771		406,024
Lufkin Industries, Inc.	32,686		1,434,915
Oasis Petroleum, Inc.*	12,300		238,251
OYO Geospace Corp.*	7,490		433,521
Rosetta Resources, Inc.*	101,460		2,383,294
RPC, Inc.	38,116		806,535
Superior Energy Services, Inc.*	33,420	[2]	891,980
World Fuel Services Corp.	40,697		1,058,529
Total Energy			11,380,965
Financials - 6.7%
Altisource Portfolio Solutions S.A.*	16,800		523,152
BOK Financial Corp.	17,332		782,193
Calamos Asset Management, Inc., Class A	25,296		290,904
China Real Estate Information Corp., ADR*	8,060	[2]	86,484
CNinsure, Inc., ADR*	8,975	[2]	209,746
Credit Acceptance Corp.*	4,018		243,330
Financial Engines, Inc.*	38,074	[2]	505,623
Green Dot Corp., Class A*	9,575		464,196
Horace Mann Educators Corp.	20,900		371,602
Iberia Bank Corp.	19,560		977,609
MarketAxess Holdings, Inc.	70,660	[2]	1,199,807
Portfolio Recovery Associates, Inc.*	9,102		588,444
Prosperity Bancshares, Inc.	22,980		746,161
PS Business Parks, Inc.	5,100		288,507
Signature Bank*	36,862	[2]	1,431,720
SVB Financial Group*	25,373		1,073,785
Texas Capital Bancshares, Inc.*	109,790	[2]	1,896,073
Washington Banking Co.	51,200		709,632
Western Alliance Bancorp	51,304		343,737
World Acceptance Corp.*	16,232		716,805
Total Financials			13,449,510
Health Care - 13.3%
Accretive Health, Inc.*	5,566		60,280
Acorda Therapeutics, Inc.*	31,740		1,048,055
Align Technology, Inc.*	35,759		700,161
Almost Family, Inc.*	6,900		204,447
Amedisys, Inc.*	6,829		162,530
American Medical Systems Holdings, Inc.*	18,300		358,314
AMERIGROUP Corp.*	29,940		1,271,552

Managers Special Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 13.3% (continued)
Analogic Corp.	3,000	[2]	$134,640
Ariad Pharmaceuticals, Inc.*	44,874		171,419
Arqule, Inc.*	34,900		179,735
Array BioPharma, Inc.*	38,600		124,678
Auxilium Pharmaceuticals, Inc.*	1,843	[2]	45,670
BioMarin Pharmaceutical, Inc.*	5,655		126,389
Cantel Medical Corp.	11,900		192,780
Catalyst Health Solutions, Inc.*	28,870		1,016,513
Celera*	19,200		129,408
Cepheid*	16,986		317,808
CorVel Corp.*	27,070		1,149,122
DexCom, Inc.*	41,291		545,867
Emergency Medical Services Corp., Class A*	9,300		495,225
Endologix, Inc.*	82,563		376,487
Exelixis, Inc.*	30,600		119,952
HMS Holdings Corp.*	39,220		2,311,626
Human Genome Sciences, Inc.*	15,603		464,813
Immunomedics, Inc.*	39,000	[2]	125,580
Impax Laboratories, Inc.*	12,201	[2]	241,580
Incyte Genomics, Inc.*	45,956	[2]	734,836
Infinity Pharmaceuticals*	19,100	[2]	105,241
Inovio Pharmaceuticals, Inc.*	73,100		91,375
Insulet Corp.*	30,919		437,195
Integra LifeSciences Holdings Corp.*	9,212		363,506
Invacare Corp.	2,034	[2]	53,921
IPC The Hospitalist Co., Inc.*	49,650		1,356,438
Kensey Nash Corp.*	11,520		332,813
Lexicon Genetics, Inc.*	99,800		159,680
LHC Group, Inc.*	8,380		194,332
Medicis Pharmaceutical Corp., Class A	15,800		468,470
Micromet, Inc.*	18,800	[2]	126,336
Momenta Pharmaceutical, Inc.*	15,322	[2]	230,596
Nabi Biopharmaceuticals*	25,500		122,400
National Research	4,200		109,536
NuVasive, Inc.*	23,550	[2]	827,547
NxStage Medical, Inc.*	45,967		877,970
PAREXEL International Corp.*	34,505		798,101
Providence Service Corp.*	15,600		255,684
Regeneron Pharmaceuticals, Inc.*	9,248		253,395
Salix Pharmaceuticals, Ltd.*	17,720		703,838
Sirona Dental Systems, Inc.*	23,107	[2]	832,776
Steris Corp.	13,156		437,042
SXC Health Solutions Corp.*	82,094		2,993,967
Thoratec Corp.*	21,439		792,814
TomoTherapy, Inc.*	82,100		288,992
Vanda Pharmaceuticals, Inc.*	14,100		94,188
Volcano Corp.	22,086		573,794
Total Health Care			26,691,414
Industrials - 14.4%
A.O. Smith Corp.	8,193		474,293
Alaska Airgroup, Inc.*	14,615		745,803
American Superconductor Corp.*	16,962	[2]	527,518
Applied Industrial Technologies, Inc.	31,339		958,973

Managers Special Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 14.4% (continued)
Avis Budget Group, Inc.*	17,412		$202,850
AZZ, Inc.	7,200		308,448
Baldor Electric Co.	19,334		781,094
BE Aerospace, Inc.*	54,503		1,651,986
Chart Industries, Inc.*	21,714		442,097
China Valves Technology, Inc.*	28,577		221,758
Corporate Executive Board Co.	25,867		816,363
Cubic Corp.	9,900		403,920
Deluxe Corp.	40,950	[2]	783,374
DigitalGlobe, Inc.*	19,610	[2]	596,144
EMCOR Group, Inc.*	9,800		240,982
Energy Conversion Devices, Inc.*	58,300		292,666
EnerNOC, Inc.*	23,794		747,370
EnerSys*	66,990		1,672,740
Forward Air Corp.	7,497		194,922
Graham Corp.	14,000		217,280
Harbin Electric, Inc.*	26,591		475,713
HEICO Corp.	8,965	[2]	409,163
Hexcel Corp.*	67,931	[2]	1,208,492
Higher One Holdings, Inc.*	26,717	[2]	440,563
HNI Corp.	19,695		566,428
Hub Group, Inc.*	48,230		1,411,210
Kaydon Corp.	11,800		408,280
Middleby Corp., The*	6,000		380,340
NACCO Industries, Inc., Class A	4,232		369,834
Nordson Corp.	16,556		1,220,012
Old Dominion Freight Line, Inc.*	25,451	[2]	646,964
Pacer International, Inc.*	53,000		320,120
Polypore International, Inc.*	47,486		1,432,178
Powell Industries, Inc.*	5,585		173,805
Quanex Building Products Corp.	7,955		137,383
RBC Bearings, Inc.*	12,938		439,633
Simpson Manufacturing Co., Inc.	9,604	[2]	247,591
Tennant Co.	8,700		268,830
Textainer Group Holdings, Ltd.*	17,515	[2]	468,351
Towers Watson & Co., Class A	5,100		250,818
Triumph Group, Inc.	25,250		1,883,398
UTI Worldwide, Inc.*	93,770		1,507,822
Wabtec Corp.	28,030		1,339,554
Westport Innovations, Inc.*	28,362		499,171
Total Industrials			28,786,234
Information Technology - 31.0%
Acme Packet, Inc.*	37,735	[2]	1,431,666
ADTRAN, Inc.	19,892		702,188
Amkor Technology, Inc.*	52,110	[2]	342,363
Ancestry.com, Inc.*	24,138		549,381
Anixter International, Inc.*	15,177	[2]	819,406
Applied Micro Circuits Corp.*	16,145	[2]	161,450
Ariba, Inc.*	131,900		2,492,909
Aruba Networks, Inc.*	136,013	[2]	2,902,516
AsiaInfo Holdings, Inc.*	12,100	[2]	238,733
Atheros Communications, Inc.*	5,240		138,074
Axcelis Technologies, Inc.*	100,500		193,965

Managers Special Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 31.0% (continued)
CACI International, Inc., Class A*	15,804		$715,289
Cavium Networks, Inc.*	27,294	[2]	784,975
Cirrus Logic, Inc.*	24,735	[2]	441,272
Cognex Corp.	11,513		308,779
Concur Technologies, Inc.*	12,801		632,881
Constant Contact, Inc.*	18,581		398,191
CSG Systems International, Inc.*	55,529		1,012,294
CTS Corp.	30,400	[2]	292,448
Diodes, Inc.*	11,800	[2]	201,662
FARO Technologies, Inc.*	10,917		238,100
Fortinet, Inc.*	45,424		1,135,600
GSI Commerce, Inc.*	10,518		259,795
hiSoft Technology International, Sponsored ADR*	29,991	[2]	737,479
Hittite Microwave Corp.*	11,804	[2]	562,461
Hollysys Automation Technologies, Ltd.*	22,480		251,551
Informatica Corp.*	50,680		1,946,619
InterDigital, Inc.*	13,227		391,651
IntraLinks Holdings, Inc.*	31,258		528,573
IPG Photonics Corp.*	45,782	[2]	1,105,177
Isilon Systems, Inc.*	35,782		797,223
Ixia*	117,270		1,454,148
J2 Global Communications, Inc.*	7,585	[2]	180,447
Lattice Semiconductor Corp.*	93,300		443,175
Liquidity Services, Inc.*	5,905	[2]	94,539
Littelfuse, Inc.*	8,099		353,926
LogMeIn, Inc.*	26,144		940,661
Longtop Financial Technologies, Ltd., ADR*	13,718		539,803
Manhattan Associates, Inc.*	16,181	[2]	474,912
MAXIMUS, Inc.	23,010		1,416,956
Maxwell Technologies, Inc.*	24,911		363,950
MercadoLibre, Inc.*	14,470	[2]	1,044,445
MIPS Technologies, Inc.*	85,000		827,050
Motricity, Inc.*	45,033		540,846
Net 1 UEPS Technologies, Inc.*	18,700		216,172
Netezza Corp.*	40,601		1,094,197
NetLogic Microsystems, Inc.*	15,538		428,538
NetSuite, Inc.*	16,315		384,545
Newport Corp.*	37,157	[2]	421,360
OpenTable, Inc.*	20,292	[2]	1,381,479
OSI Systems, Inc.*	11,200		406,784
Plantronics, Inc.	34,739		1,173,483
QLogic Corp.*	90,740		1,600,654
Quality Systems, Inc.	8,420		558,330
Quest Software, Inc.*	22,603		555,808
Rackspace Hosting, Inc.*	22,574	[2]	586,473
Renesola, Ltd., Sponsored ADR*	55,321		691,512
RF Micro Devices, Inc.*	50,000		307,000
RightNow Technologies, Inc.*	63,520	[2]	1,251,344
Riverbed Technology, Inc.*	12,839		585,202
Rovi Corp.*	29,570	[2]	1,490,624
Rubicon Technology, Inc.*	5,982	[2]	135,732
Sanmina-SCI Corp.*	20,914		252,641
SINA Corp.*	12,964		655,719

Managers Special Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 31.0% (continued)
Skyworks Solutions, Inc.*	60,500		$1,251,140
Sohu.com, Inc.*	6,531		376,316
Sonic Solutions, Inc.*	85,783	[2]	976,211
Sourcefire, Inc.*	17,506	[2]	504,873
SS&C Technologies Holdings, Inc.*	25,012		395,190
SuccessFactors, Inc.*	69,742		1,751,222
Synchronoss Technologies, Inc.*	84,846	[2]	1,511,107
Syntel, Inc.	2,844		126,558
Taleo Corp.*	47,547		1,378,388
TIBCO Software, Inc.*	93,932		1,666,354
Trident Microsystems, Inc.*	118,600		202,806
Trina Solar ADR*	25,650		774,117
VanceInfo Technologies, Inc., Sponsored ADR*	26,098	[2]	844,009
VeriFone Holdings, Inc.*	73,814	[2]	2,293,400
Volterra Semiconductor Corp.*	57,950		1,247,084
Wright Express Corp.*	22,088		788,762
Zoran Corp.*	24,900	[2]	190,236
Zygo Corp.*	22,000		215,600
Total Information Technology			62,060,499
Materials - 4.2%
Brush Engineered Materials, Inc.*	13,685		389,201
Chemspec International, Ltd., Sponsored ADR*	2,447		14,658
Clearwater Paper Corp.*	5,860		445,829
Kraton Performance Polymers, Inc.*	62,172		1,687,970
Minerals Technologies, Inc.	7,400		436,008
Molycorp*	3,572		101,052
PolyOne, Corp.*	57,233		691,947
Rock-Tenn Co., Class A	11,751		585,317
Rockwood Holdings, Inc.*	54,526	[2]	1,715,933
Silgan Holdings, Inc.	4,044	[2]	128,195
STR Holdings, Inc.*	43,244	[2]	931,476
TPC Group, Inc.*	30,182		718,935
Worthington Industries, Inc.	31,005		466,005
Total Materials			8,312,526
Telecommunication Services - 0.1%
Consolidated Communications Holdings, Inc.	15,800		294,986
Total Common Stocks (cost $155,057,415)			195,454,708
Short-Term Investments - 10.1%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,8]	2,499,559		1,987,735
BNY Mellon Overnight Government Fund, 0.28%[3]	12,050,000		12,050,000
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.21%	6,206,908		6,206,908
Total Short-Term Investments (cost $20,756,467)			20,244,643
Total Investments - 107.7% (cost $175,813,882)			215,699,351
Other Assets, less Liabilities - (7.7)%			(15,517,809)
Net Assets - 100.0%			$200,181,542

Managers International Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 95.0%
Consumer Discretionary - 12.6%
Adidas-Salomon AG (Germany)	13,155		$814,197
Bayerische Motoren Werke AG (Germany)	15,500		1,087,237
Bridgestone Corp. (Japan)	39,600		722,049
Compass Group PLC (United Kingdom)	86,923		725,266
Ctrip.Com International, Ltd. ADR (China)*	12,100		577,775
Cyrela Brazil Realty, S.A. (Brazil)	31,600		445,799
Esprit Holdings Limited (Hong Kong)	61,647		333,896
Inchcape PLC (United Kingdom)*	77,095		378,038
Lagardere (France)	11,700		458,055
Marks & Spencer Group PLC (United Kingdom)	107,000		653,579
Matsushita Electric Industrial Co., Ltd. (Japan)	48,900		664,125
New World Department Store China, Ltd. (China)	18,000		18,445
Nissan Motor Co., Ltd. (Japan)	80,700		706,724
Parkson Retail Group, Ltd. (China)	55,000	[2]	95,619
PDG Realty SA Empreendimentos e Participacoes (Brazil)	63,200		751,527
Pearson PLC (United Kingdom)	57,097		885,402
Persimmon PLC (United Kingdom)*	63,134		396,842
Renault SA (France)*	2,200		113,389
Sekisui House, Ltd. (Japan)	55,000		494,981
SES SA (France)	31,708		763,301
Sharp Corp. (Japan)	51,000	[2]	508,369
SJM Holdings, Ltd. (Hong Kong)	817,000		933,905
Sony Corp. (Japan)	19,500		601,997
Vivendi Universal SA (France)	29,290	[2]	802,790
Total Consumer Discretionary			13,933,307
Consumer Staples - 7.8%
British American Tobacco PLC (United Kingdom)	52,226		1,950,412
Casino Guichard-Perrachon, S.A. (France)	1,371		125,626
Delhaize Group (Belgium)	5,400		392,374
Groupe Danone, S.A. (France)	8,171		489,712
Heineken N.V. (Netherlands)	13,272	[2]	688,451
Imperial Tobacco Group PLC (United Kingdom)	17,900		533,968
Japan Tobacco, Inc. (Japan)	245		816,355
Kirin Brewery Co., Ltd. (Japan)	52,000		740,268
Metro AG (Germany)	4,448		289,438
Nestle, S.A., Registered (Switzerland)	4,433		236,312
SABMiller PLC (United Kingdom)	14,522		464,901
Seven & i Holdings Co., Ltd. (Japan)	17,300		405,705
Tingyi Holding Corp. (Cayman Islands)*	22,000	[2]	60,451
Unilever N.V. (Netherlands)	23,510		704,030
Unilever PLC (United Kingdom)	15,700		454,409
Uni-President Enterprises Corp. (Taiwan)	184,706		239,751
Total Consumer Staples			8,592,163
Energy - 10.0%
BP PLC (United Kingdom)	137,800		942,834
Canadian Natural Resources, Ltd. (Canada)	15,600		539,609
Cenovus Energy, Inc. (Canada)	17,668		508,112
China Shenhua Energy Co., Ltd. (China)	154,000		634,202

Managers International Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Energy - 10.0% (continued)
CNOOC, Ltd. (Hong Kong)	3,700	[2]	$718,910
EnCana Corp. (Canada)	9,468	[2]	286,092
Nexen, Inc. (Canada)	33,139		666,709
OAO Gazprom, Sponsored ADR (Russia)	28,000		589,878
Penn West Energy Trust (Canada)	29,024		581,665
Petrofac, Ltd. (United Kingdom)	31,769		684,999
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	9,000		326,430
Royal Dutch Shell PLC, Class A (Netherlands)	52,300		1,582,992
Royal Dutch Shell PLC, Class B (Netherlands)	29,313		856,390
Straits Asia Resources, Ltd. (Singapore)	263,000		440,088
Suncor Energy, Inc. (Canada)	31,100	[2]	1,012,586
Technip-Coflexip, ADR (France)	9,057	[2]	729,816
Total Energy			11,101,312
Financials - 22.9%
Allianz SE (Germany)	9,100		1,028,095
Amlin PLC (United Kingdom)	66,250		418,550
Aviva PLC (United Kingdom)	76,400		478,911
Banco do Brasil, S.A. (Brazil)	49,500		932,952
Banco Santander, S.A. (Brazil)	30,300		410,984
Bank of East Asia, Ltd. (Hong Kong)	44,990		190,120
Bank of Yokohama, Ltd., The (Japan)	106,000		495,330
Barclays PLC (United Kingdom)	267,101		1,255,447
BNP Paribas SA (France)	22,755	[2]	1,624,057
CapitaLand, Ltd. (Singapore)	167,500		516,918
CapitaMalls Asia, Ltd. (Singapore)*	107,000		175,826
Cathay Financial Holding Co., Ltd. (Taiwan)	160,315		244,844
China Life Insurance Co., Ltd. (China)	50,000		198,017
China Minsheng Banking Corp., Ltd. (China)	63,600		56,826
China Overseas Land & Investment, Ltd. (Hong Kong)	471,360		994,075
Chinatrust Financial Holding Co., Ltd. (Taiwan)	317,006		199,709
Credit Suisse Group AG (Switzerland)	15,991		681,269
Dai-ichi Mutual Life Insurance Co., The (Japan)	452		547,209
Daiwa House Industry Co., Ltd. (Japan)	26,000		262,525
Daiwa Securities Group, Inc. (Japan)	28,000		113,044
Danske Bank A/S (United States)	15,900		381,701
DBS Group Holdings, Ltd. (Singapore)	105,500		1,128,697
Deutsche Boerse AG (Germany)	4,061		270,985
DnB Holding ASA (Norway)	68,000		928,239
Hana Financial Group, Inc. (South Korea)	7,000		207,585
Hang Lung Group, Ltd. (Hong Kong)	13,900		90,635
Hang Lung Properties, Ltd. (Hong Kong)	35,000		170,445
HDFC Bank, Ltd. (India)	12,195		673,796
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	48,800		959,397
Industrial and Commercial Bank of China, Ltd., Class H (China)	287,000		212,804
ING Groep N.V. (Netherlands)*	78,941		818,669
Itau Unibanco Banco Holding, S.A. (Brazil)	22,164		526,983
KB Financial Group, Inc. (South Korea)	10,125		434,602
Klepierre (France)	232		8,950
Mitsubishi Estate Co., Ltd. (Japan)	19,000		309,294

Managers International Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 22.9% (continued)
Mitsubishi Tokyo Financial Group, Inc. (Japan)	28,500		$132,323
Mitsui Fudosan Co., Ltd. (Japan)	60,000		1,012,347
National Australia Bank, Ltd. (Australia)	36,300		889,463
Nomura Holdings, Inc. (Japan)	58,500		281,442
Old Mutual PLC (United Kingdom)*	217,300		474,244
Prudential Corp. PLC (United Kingdom)	64,577		645,297
Standard Chartered PLC (United Kingdom)	18,698		536,902
Sumitomo Mitsui Financial Group, Inc. (Japan)	20,600	[2]	600,323
Sumitomo Realty & Development Co., Ltd. (Japan)	17,000		351,861
Sun Hung Kai Properties, Ltd. (Hong Kong)	36,000		619,384
T&D Holdings, Inc. (Japan)	8,000		166,979
UniCredito Italiano SpA (Italy)	284,475		728,516
Westpac Banking Corp. (Australia)	26,360		593,044
Zurich Financial Services AG (Switzerland)	1,753		410,956
Total Financials			25,390,571
Health Care - 8.0%
Actelion, Ltd. (Switzerland)*	8,381		335,722
AstraZeneca PLC (United Kingdom)	23,300		1,182,715
Bayer AG (Germany)	11,200		780,642
GlaxoSmithKline PLC (United Kingdom)	15,199		299,798
Lonza Group AG (Switzerland)	2,422		207,029
Mindray Medical International, Ltd., ADR (China)	13,100	[2]	387,367
Novartis AG (Switzerland)*	24,208		1,393,363
Roche Holding AG (Switzerland)*	10,126		1,383,536
Sanofi-Aventis SA (France)	28,383	[2]	1,889,338
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	19,400		1,023,351
Total Health Care			8,882,861
Industrials - 10.2%
ABB, Ltd. (Switzerland)	45,667		964,258
ABB, Ltd., ADR (Switzerland)*	33,530		711,095
Asashi Glass Co., Ltd (5201.JP) (Japan)	49,000		499,734
BAE Systems PLC (United Kingdom)	109,800		591,272
Bouygues, S.A.(France)	23,700	[2]	1,021,080
Compagnie de Saint-Gobain (France)	65		2,905
FANUC, Ltd. (Japan)	4,800		612,674
Far Eastern New Century Corp. (Taiwan)	171,318		235,387
Hochtief AG (Germany)	4,400		380,969
Kajima Corp. (Japan)	42,000	[2]	101,752
Koninklijke (Royal) Phillips Electronics N.V. (Netherlands)	27,706		871,770
Leighton Holdings, Ltd. (Australia)	20,099	[2]	643,242
Mitsubishi Corp. (Japan)	25,700		610,609
Mitsubishi Heavy Inds., Ltd. (Japan)	87,700		323,862
Mitsui & Co., Ltd. (Japan)	26,300		391,053
Nippon Yusen Kabushiki Kaisha (Japan)	152,000		623,057
Randstad Holding, N.V. (Netherlands)*	11,291		513,005
Shimizu Corp. (Japan)	33,000		122,559
Siemens AG (Germany)	14,880		1,569,662
Tostem Inax Holding Corp. (Japan)	12,000		235,230
Vestas Wind Systems A/S (Denmark)*	1,047		39,452

Managers International Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 10.2% (continued)
Yamato Transport Co., Ltd. (Japan)	15,700		$190,381
Total Industrials			11,255,008
Information Technology - 5.7%
AIXTRON AG (Germany)	16,203	[2]	480,342
ASML Holding, N.V. (Netherlands)	14,258		424,471
AU Optronics Corp., Sponsored ADR (Taiwan)	46,453		485,898
Autonomy Corporation PLC (United Kingdom)*	6,616		188,533
Cap Gemini SA (France)	12,100	[2]	607,489
Companhia Brasileira de Meios de Pagamentos (Brazil)	15,300		132,021
Ericsson (LM), Class B (Sweden)*	46,070		505,247
Gemalto NV (France)	13,657	[2]	560,529
Redecard, S.A. (Brazil)	16,700		260,765
Ricoh Co., Ltd. (Japan)	41,000	[2]	580,877
Samsung Electronics Co., Ltd. (South Korea)	1,370		932,983
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	43,320		439,265
Toshiba Corp. (Japan)*	143,000		691,550
Total Information Technology			6,289,970
Materials - 10.8%
Agrium, Inc. (United States)	4,500		337,642
Air Liquide, S.A. (France)	4,447		543,910
Barrick Gold Corp. (Canada)	12,786		590,897
First Quantum Minerals, Ltd. (Canada)	5,500		418,287
Gold Fields, Ltd. (South Africa)	27,963		425,405
Goldcorp, Inc. (Canada)	37,300		1,620,478
Impala Platinum Holdings, Ltd. (South Africa)	8,200		212,626
Incitec Pivot, Ltd. (Australia)	211,770		737,170
Kazakmys PLC (United Kingdom)	10,400		237,252
Kinross Gold Corp. (Canada)	29,881		561,464
Newcrest Mining, Ltd. (Australia)	25,176		963,534
Rio Tinto PLC (United Kingdom)	18,100		1,060,356
Syngenta AG (Switzerland)	2,406		598,521
Taiwan Fertilizer Co., Ltd. (Taiwan)	89,000		277,481
ThyssenKrupp AG (Germany)	14,100		459,709
Toray Industries, Inc. (Japan)	70,700	[2]	394,059
Vale, S.A., ADR (Brazil)	23,700		657,675
Xstrata PLC (United Kingdom)	72,540		1,389,521
Yamana Gold, Inc. (Canada)	37,159	[2]	423,632
Total Materials			11,909,619
Telecommunication Services - 4.0%
Bharti Tele-Ventures, Ltd. (India)	20,614		167,739
KT Corp. (South Korea)	26,200		536,052
Nippon Telegraph & Telephone Corp. (Japan)	18,500		810,342
NTT DoCoMo, Inc. (Japan)	411	[2]	686,430
Telecom Italia S.p.A. (Italy)	432,100		605,315
Telecom Italia S.p.A., RSP (Italy)	349,200		394,051
Vodafone Group PLC (United Kingdom)	523,096		1,290,660
Total Telecommunication Services			4,490,589

Managers International Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Utilities - 3.0%
E.ON AG (Germany)	32,400		$955,523
Electricite de France, S.A. (France)	14,400	[2]	621,597
Hong Kong and China Gas Co., Ltd., The (Hong Kong)	290,337		733,203
National Grid PLC (United Kingdom)	53,916		457,327
Tokyo Electric Power Company, Inc., The (Japan)	22,300		544,669
Total Utilities			3,312,319
Total Common Stocks (cost $99,282,017)			105,157,719
Other Equities - 0.9%
SPDR Gold Shares (United States)* (cost $586,356)	7,500	[2]	959,325
Warrants - 0.4%
Hon Hai Precision Co., Ltd., 09/29/14 (a) (Luxembourg) (cost $411,985)	116,347		435,138
Short-Term Investments - 16.3%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,8]	104,356		82,987
BNY Mellon Overnight Government Fund, 0.28%[3]	15,176,000		15,176,000
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.21%	2,829,930		2,829,930
Total Short-Term Investments (cost $18,110,286)			18,088,917
Total Investments - 112.6% (cost $118,390,644)			124,641,099
Other Assets, less Liabilities - (12.6)%			(13,993,046)
Net Assets - 100.0%			$110,648,053

Managers Bond Fund

9/30/2010

Schedule of Portfolio Investments (unaudited) Security Description		Principal Amount †		Value
Corporate Bonds - 73.2%
Financials - 24.4%
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		$8,700,000		$9,207,036
American General Finance Corp.,
5.400%, 12/01/15		5,000,000	[2]	4,025,000
MTN, Series J, 6.900%, 12/15/17		57,315,000	[2]	47,858,025
American International Group, Inc.,
MTN, Series G, 5.850%, 01/16/18		1,940,000		2,007,900
MTN, Series MP, 5.450%, 05/18/17		485,000		493,488
Bank of America Capital Trust VI, 5.625%, 03/08/35		3,085,000		2,899,974
BNP Paribas SA DN, 5.843%, 06/13/11 (a) [4]	IDR	19,645,500,000		2,113,129
Camden Property Trust, 5.700%, 05/15/17		5,205,000		5,526,232
Cantor Fitzgerald L.P.,
6.375%, 06/26/15 (a)		8,710,000		8,952,287
7.875%, 10/15/19 (a) [7]		10,805,000		11,343,412
CIT Group, Inc.,
7.000%, 05/01/13		106,487		107,019
7.000%, 05/01/14		509,731	[2]	508,457
7.000%, 05/01/15		509,731	[2]	505,908
7.000%, 05/01/16		516,223	[2]	508,480
7.000%, 05/01/17		822,711	[2]	805,228
Citigroup, Inc.,
5.500%, 10/15/14		21,385,000	[2]	23,204,201
6.125%, 08/25/36		10,760,000	[2]	10,480,068
Colonial Realty, L.P., 4.800%, 04/01/11		1,005,000		998,207
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000		15,162,419
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000		2,371,096
6.500%, 01/15/18		5,000,000		5,492,665
Equity One, Inc., 6.000%, 09/15/17		5,915,000		6,109,237
ERP Operating, L.P.,
5.125%, 03/15/16		600,000	[2]	656,972
5.750%, 06/15/17		1,450,000		1,632,784
5.950%, 05/15/17		15,000,000		12,778,290
GE Capital Australia Funding Pty., Ltd., Series EMTN, 8.000%, 02/13/12	AUD	3,965,000		3,927,378
General Electric Capital Corp.,
2.960%, 05/18/12	SGD	4,400,000		3,387,946
3.485%, 03/08/12	SGD	16,500,000		12,781,396
6.500%, 09/28/15	NZD	14,950,000		11,316,326
6.750%, 09/26/16	NZD	6,390,000		4,879,645
Series EMTN, 9.000%, 01/04/11	NZD	765,000		567,553
Series GMTN, 7.625%, 12/10/14	NZD	9,365,000		7,329,092
GMAC, Inc.,
6.000%, 12/15/11		1,127,000	[2]	1,150,949
6.625%, 05/15/12		1,374,000	[2]	1,422,090
6.750%, 12/01/14		1,019,000	[2]	1,061,671
6.875%, 08/28/12		253,000		264,069
7.000%, 02/01/12		763,000		788,751
7.250%, 03/02/11		816,000	[2]	830,280
7.500%, 12/31/13		584,000	[2]	620,500
8.000%, 12/31/18		1,366,000		1,403,565
8.000%, 11/01/31		1,427,000	[2]	1,530,458
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		6,475,000	[2]	7,205,756
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000		3,785,016

Managers Bond Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount †		Value
Financials - 24.4% (continued)
7.500%, 04/15/18		$2,405,000		$2,693,179
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [6]		900,000		904,636
International Lease Finance Corp.,
5.125%, 11/01/10		720,000		720,000
5.550%, 09/05/12		345,000		345,431
6.375%, 03/25/13		1,730,000		1,738,650
iStar Financial, Inc.,
0.790%, 10/01/12 (01/01/11) [5,9]		8,095,000		6,172,438
5.125%, 04/01/11		280,000	[2]	259,350
iStar Financial, Inc.,
5.150%, 03/01/12		4,360,000		3,706,000
5.500%, 06/15/12		260,000		218,400
5.650%, 09/15/11		3,095,000	[2]	2,800,975
5.700%, 03/01/14		15,000	[2]	11,644
5.800%, 03/15/11		640,000	[2]	598,400
5.850%, 03/15/17		325,000		246,188
5.875%, 03/15/16		1,340,000	[2]	1,013,375
5.950%, 10/15/13		4,725,000	[2]	3,744,562
6.050%, 04/15/15		620,000		471,200
8.625%, 06/01/13		425,000		346,375
JPMorgan Chase & Co.,
5.266%, 03/28/11 (a) [4]	IDR	932,700,000		101,818
7.295%, 04/12/12 (a) [4]	IDR	40,733,437,680		4,089,089
JPMorgan International, 5.547%, 10/21/10 (a) [4]	IDR	16,627,462,500		1,856,929
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)		17,940,000		18,112,852
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		4,390,000		4,741,314
5.750%, 09/15/15		11,939,000		13,205,764
5.875%, 08/01/33		10,360,000		10,073,795
MBIA Insurance Corp., 14.000%, 01/15/33 (a) [6]		525,000		236,250
Merrill Lynch & Co., Inc.,
4.625%, 09/14/18	EUR	1,750,000		2,328,793
6.110%, 01/29/37		38,050,000	[2]	37,202,246
10.710%, 03/08/17	BRL	2,500,000		1,418,440
MTN, Series C, 6.050%, 06/01/34		22,100,000		22,698,512
Morgan Stanley,
4.750%, 04/01/14		10,715,000	[2]	11,190,403
5.550%, 04/27/17		11,000,000	[2]	11,656,128
5.500%, 07/24/20		17,600,000	[2]	18,131,837
6.625%, 04/01/18		3,095,000	[2]	3,431,287
GMTN, Series F, 5.625%, 09/23/19		6,700,000		6,975,712
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000		13,290,688
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000		6,399,021
National City Corp., 6.875%, 05/15/19		1,905,000		2,234,603
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000		6,077,800
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)		8,885,000		8,930,891
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)		383,300		410,131
ProLogis Trust,
5.625%, 11/15/15		345,000	[2]	337,518
5.750%, 04/01/16		280,000		276,424
Realty Income Corp.,
5.750%, 01/15/21		1,435,000		1,521,213
6.750%, 08/15/19		6,240,000		7,153,068
Simon Property Group, L.P., 5.750%, 12/01/15		445,000		506,737

Managers Bond Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount †		Value
Financials - 24.4% (continued)
SLM Corp.,
5.000%, 10/01/13	$2,060,000		$2,018,767
5.000%, 04/15/15	50,000		47,933
5.125%, 08/27/12	540,000	[2]	545,901
5.375%, 01/15/13	2,460,000	[2]	2,480,059
5.375%, 05/15/14	300,000		291,920
5.400%, 10/25/11	520,000		525,377
8.450%, 06/15/18	18,665,000	[2]	18,852,845
WEA Finance LLC / WT Finance Australia, 6.750%, 09/02/19 (a)	8,325,000		9,863,527
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)	4,555,000		4,604,681
Willis North America, Inc.,
6.200%, 03/28/17	5,685,000		6,057,788
7.000%, 09/29/19	2,860,000		3,143,821
Total Financials			529,012,640
Industrials - 38.7%
Agilent Technologies, Inc., 6.500%, 11/01/17	6,945,000		7,999,918
Albertson’s, Inc.,
6.625%, 06/01/28	1,015,000		742,219
Albertson’s, Inc.,
7.450%, 08/01/29	3,195,000	[2]	2,587,950
7.750%, 06/15/26	915,000		775,462
American President, Ltd., 8.000%, 01/15/24 [7]	250,000		171,250
Anadarko Petroleum Corp., 6.450%, 09/15/36	13,875,000	[2]	13,891,692
AT&T Corp., 6.500%, 03/15/29	6,415,000	[2]	7,161,873
Avnet, Inc.,
5.875%, 03/15/14	8,770,000		9,566,114
6.000%, 09/01/15	5,340,000		5,888,685
6.625%, 09/15/16	1,370,000		1,571,302
Bell Atlantic Pennsylvania, Inc., 6.000%, 12/01/28	1,335,000		1,339,571
BellSouth Corp., 6.000%, 11/15/34	2,370,000		2,514,577
Canadian Pacific Railway Co., 5.750%, 03/15/33	195,000		205,430
CenturyTel, Series P, 7.600%, 09/15/39	9,335,000	[2]	9,133,672
Choice Hotels International, Inc., 5.700%, 08/28/20	11,900,000		12,015,597
CIGNA Corp., 6.150%, 11/15/36	6,830,000		7,520,458
Comcast Corp.,
5.650%, 06/15/35	3,820,000	[2]	3,856,282
6.950%, 08/15/37	19,230,000	[2]	22,548,906
Continental Airlines, Inc.,
5.983%, 04/19/22	17,813,836		18,392,785
6.795%, 08/02/20	35,551		34,218
Series 00A1, 8.048%, 11/01/20	85,803		92,667
Series B, 6.903%, 04/19/22	5,546,329		5,324,476
Corn Products International, Inc., 6.625%, 04/15/37	4,055,000		4,429,297
Corning, Inc.,
6.850%, 03/01/29	9,142,000		10,512,413
7.250%, 08/15/36	1,185,000		1,358,922
CSX Corp., 6.000%, 10/01/36	2,914,000		3,248,676
Cummins Engine Co., Inc.,
5.650%, 03/01/98	11,235,000	[2]	9,353,407
6.750%, 02/15/27	2,853,000		3,108,144
7.125%, 03/01/28	50,000		56,370
Cytec Industries, Inc., 6.000%, 10/01/15	875,000		983,677
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000		2,638,151

Managers Bond Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount †		Value
Industrials - 38.7% (continued)
Delta Air Lines, Inc.,
8.021%, 08/10/22	$12,990,801		$13,055,755
Pass Through Certificate, Series 2010-1A, 6.200%, 07/02/18	5,175,000	[2]	5,382,000
Dillards, Inc., 7.000%, 12/01/28	225,000		196,875
DP World, Ltd., 6.850%, 07/02/37 (a)	28,350,000		26,515,415
Duke Energy Field Services LLC, 6.450%, 11/03/36 (a)	2,615,000		2,846,386
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	32,120,000		35,240,233
El Paso Corp., 6.950%, 06/01/28	1,030,000		971,269
Energy Transfer Partners, L.P.,
6.125%, 02/15/17	700,000		776,557
6.625%, 10/15/36	1,805,000		1,950,109
Enterprise Products Operating L.P., 6.300%, 09/15/17	8,440,000	[2]	9,734,713
Equifax, Inc., 7.000%, 07/01/37	4,421,000		5,013,648
Equitable Resources, Inc., 6.500%, 04/01/18	35,420,000		40,080,847
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)	4,910,000		5,708,096
6.700%, 06/01/34 (a)	1,250,000		1,387,920
7.000%, 10/15/37 (a)	19,033,000		21,926,949
Foot Locker, Inc., 8.500%, 01/15/22	570,000		535,800
Ford Motor Co., 6.375%, 02/01/29	1,990,000	[2]	1,840,750
Freescale Semiconductor, Inc., 10.125%, 12/15/16	270,000	[2]	245,700
GATX Corp., 4.750%, 10/01/12	8,965,000		9,423,640
GTE Corp., 6.940%, 04/15/28	130,000		150,275
Intel Corp.,
2.950%, 12/15/35 [9]	6,230,000		6,159,912
3.250%, 08/01/39 [9]	15,000,000	[2]	17,512,500
International Paper Co.,
7.500%, 08/15/21	1,000,000		1,196,313
7.950%, 06/15/18	7,832,000	[2]	9,498,250
Intuit, Inc., 5.750%, 03/15/17	3,560,000		4,033,348
Kinder Morgan Energy Partners L.P.,
5.800%, 03/15/35	3,360,000		3,368,602
5.950%, 02/15/18	44,630,000	[2]	50,403,961
KLA Instruments Corp., 6.900%, 05/01/18	11,860,000		13,604,511
Lowe’s Companies, Inc., 6.875%, 02/15/28	500,000		625,405
Lucent Technologies, Inc.,
6.450%, 03/15/29	4,335,000		3,153,712
6.500%, 01/15/28	305,000		220,362
Marks & Spencer Group PLC, 7.125%, 12/01/37 (a)	4,725,000		5,012,209
Masco Corp.,
5.850%, 03/15/17	8,150,000	[2]	7,973,724
6.500%, 08/15/32	955,000		819,608
7.125%, 03/15/20	9,065,000	[2]	9,286,349
7.750%, 08/01/29	820,000		802,550
Methanex Corp., 6.000%, 08/15/15	3,825,000		3,783,985
Missouri Pacific Railroad Co., 5.000%, 01/01/45 [7]	825,000		657,014
Motorola, Inc.,
6.500%, 09/01/25	1,345,000	[2]	1,463,750
6.500%, 11/15/28	1,430,000	[2]	1,518,324
8.000%, 11/01/11	1,075,000		1,141,705
New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,390,000		2,764,284
News America, Inc.,
6.150%, 03/01/37	4,075,000		4,387,760
6.400%, 12/15/35	5,300,000		5,877,546

Managers Bond Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount †		Value
Industrials - 38.7% (continued)
NGPL Pipeco LLC, 7.119%, 12/15/17 (a)	$21,980,000		$23,848,300
Northwest Airlines, Inc., 8.028%, 11/01/17	7,293,735		7,330,204
ONEOK Partners, L.P.,
6.000%, 06/15/35	9,210,000		9,525,590
6.650%, 10/01/36	2,650,000		2,974,347
Owens & Minor, Inc., 6.350%, 04/15/16 [7]	1,355,000		1,383,115
Owens Corning, Inc.,
6.500%, 12/01/16	4,560,000	[2]	4,933,345
7.000%, 12/01/36	9,175,000		9,239,831
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17	5,520,000		6,129,734
7.000%, 06/15/18	26,505,000		30,833,770
Plains All American Pipeline L.P.,
6.125%, 01/15/17	2,770,000		3,094,492
6.500%, 05/01/18	8,975,000		10,359,232
6.650%, 01/15/37	5,960,000		6,460,050
Pulte Homes, Inc.,
6.000%, 02/15/35	10,320,000		7,740,000
6.375%, 05/15/33	4,670,000		3,736,000
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)	11,800,000		12,980,236
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	620,000		620,000
6.875%, 07/15/28	1,190,000	[2]	1,118,600
7.625%, 08/03/21	2,135,000		2,156,350
Qwest Corp.,
6.500%, 06/01/17	155,000		169,338
6.875%, 09/15/33	7,209,000		7,118,888
7.200%, 11/10/26	435,000		435,000
7.250%, 09/15/25	1,185,000		1,244,250
7.250%, 10/15/35	2,165,000		2,143,350
7.500%, 06/15/23	739,000		742,695
Reynolds American, Inc.,
6.750%, 06/15/17	8,170,000	[2]	9,188,938
7.250%, 06/15/37	2,000,000		2,099,684
Rowan Cos., Inc., 7.875%, 08/01/19	4,710,000		5,621,399
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	3,960,000		4,700,179
Southern Natural Gas Co., 5.900%, 04/01/17 (a)	4,765,000		5,230,264
Telecom Italia Capital S.p.A.,
6.000%, 09/30/34	3,210,000		3,028,147
6.375%, 11/15/33	3,170,000		3,127,132
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)	250,000		345,611
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)	3,000,000		3,477,129
Toll Brothers Finance Corp., 5.150%, 05/15/15	3,785,000		3,824,985
Toro Co., The, 6.625%, 05/01/37 [7]	6,810,000		6,754,887
Transocean, Inc., 7.375%, 04/15/18	500,000		553,345
U.S. Steel Corp.,
6.650%, 06/01/37	3,595,000		3,190,562
7.000%, 02/01/18	7,310,000		7,456,200
United Airlines, Inc., 6.636%, 07/02/22	16,195,278		16,154,789
UnitedHealth Group, Inc.,
5.800%, 03/15/36	13,506,000		14,132,935
6.500%, 06/15/37	310,000		355,477
6.625%, 11/15/37	1,540,000		1,794,622
USG Corp., 6.300%, 11/15/16	1,410,000		1,223,175

Managers Bond Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount †		Value
Industrials - 38.7% (continued)
V.F. Corp., 6.450%, 11/01/37		$9,334,000		$11,345,365
Vale Overseas Ltd., 6.875%, 11/01/36		3,665,000		4,187,109
Verizon Maryland, Inc., 5.125%, 06/15/33		1,055,000		957,275
Verizon New York, Inc., Series B, 7.375%, 04/01/32		1,755,000		2,070,833
Weatherford International, Inc., 6.500%, 08/01/36		1,565,000		1,582,481
Wellpoint, Inc., 6.375%, 06/15/37		11,710,000		13,063,348
Western Union Co., 6.200%, 11/17/36		9,580,000		10,349,264
Weyerhaeuser Co.,
6.875%, 12/15/33		12,890,000		12,304,678
7.375%, 10/01/19		3,915,000	[2]	4,281,937
7.375%, 03/15/32		1,930,000	[2]	1,965,526
White Pine Hydro LLC,
6.310%, 07/10/17 (a) [7]		1,700,000		1,786,479
6.960%, 07/10/37 (a) [7]		1,645,000		1,656,729
Williams Cos., Inc., Series A, 7.500%, 01/15/31		741,000	[2]	838,413
Wyndham Worldwide Corp.,
5.750%, 02/01/18		950,000	[2]	953,009
6.000%, 12/01/16		6,430,000	[2]	6,707,930
7.375%, 03/01/20		7,220,000		7,716,361
Total Industrials				837,615,696
Utilities - 10.1%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		21,130,000		23,627,904
Ameren Energy Generating Co., 7.000%, 04/15/18		22,700,000	[2]	22,808,415
Baltimore Gas & Electric Co., 5.200%, 06/15/33		1,470,000		1,482,014
Bruce Mansfield Unit 1 2, 6.850%, 06/01/34 [7]		10,600,854		11,814,243
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		15,155,000		15,482,484
Empresa Nacional de Electricidad, 7.875%, 02/01/27		2,900,000		3,332,770
Illinois Power Co., 6.250%, 04/01/18		26,000,000		29,722,732
ITC Holdings Corp.,
5.875%, 09/30/16 (a)		2,410,000		2,679,983
6.375%, 09/30/36 (a)		3,605,000		3,980,868
Mackinaw Power LLC, 6.296%, 10/31/23 (a)		9,029,684		9,765,151
Nisource Finance Corp.,
6.400%, 03/15/18		27,910,000		32,368,539
6.800%, 01/15/19		11,625,000		13,788,982
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000		44,666,307
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)		2,000,000		2,691,860
Total Utilities				218,212,252
Total Corporate Bonds (cost $1,451,122,518)				1,584,840,588
Foreign Government Obligations - 7.2%
Alberta, Province of, Series CS, Sinking Fund, 5.930%, 09/16/16	CAD	121,679		132,518
Brazil, Republic of,
10.250%, 01/10/28	BRL	5,750,000		3,794,252
12.500%, 01/05/22	BRL	5,160,000		3,743,440
Canadian Government,
1.000%, 09/01/11	CAD	2,660,000		2,579,106
1.250%, 12/01/11	CAD	400,000		388,582
2.000%, 09/01/12	CAD	41,000,000		40,318,594
3.500%, 06/01/13	CAD	5,964,000		6,097,087
3.750%, 09/01/11	CAD	4,160,000		4,133,517
3.750%, 06/01/12	CAD	12,235,000		12,361,643
European Bank for Reconstruction & Development, 9.250%, 09/10/12	BRL	2,000,000		1,196,560
European Investment Bank,
5.879%, 04/24/13 (a) [4]	IDR	50,074,770,000		4,835,343

Managers Bond Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount †	Value
Foreign Government Obligations - 7.2% (continued)
European Investment Bank,
6.455%, 03/10/21 [4]	AUD	5,000,000	$2,489,122
7.000%, 01/18/12	NZD	5,508,000	4,200,026
11.250%, 02/14/13	BRL	13,490,000	8,411,015
Inter-American Development Bank,
6.000%, 12/15/17	NZD	4,215,000	3,296,690
7.606%, 05/20/13 [4]	IDR	45,580,000,000	4,193,871
Series EMTN, 9.270%, 09/23/13 [4]	IDR	33,430,000,000	2,991,657
International Bank for Reconstruction & Development, Series GDIF, 1.430%, 03/05/14	SGD	5,800,000	4,438,237
Mexican Government,
8.000%, 12/07/23	MXN	141,360,000	12,757,753
9.000%, 12/20/12	MXN	26,900,000	2,302,082
Series M 10, 7.250%, 12/15/16	MXN	31,000,000	2,638,837
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	10,320,000	10,007,181
New Zealand Government Bond, Series 413, 6.500%, 04/15/13	NZD	11,870,000	9,266,778
Province of Manitoba Canada, 6.360%, 09/01/15	NZD	5,000,000	3,902,344
Queensland Treasury Corp., 7.125%, 09/18/17 (a)	NZD	7,500,000	6,170,168
Total Foreign Government Obligations (cost $142,567,304)			156,646,403
U.S. Government and Agency Obligations - 7.1%
Federal Home Loan Bank - 0.8%
FHLB, 1.875%, 06/21/13		$16,600,000	17,105,038
Federal Home Loan Mortgage Corporation - 2.0%
FHLMC, 1.625%, 04/15/13		16,595,000	16,971,209
FHLMC, 2.125%, 09/21/12		24,895,000	25,670,330
FHLMC, Gold, 5.000%, 12/01/31		137,084	145,283
Total Federal Home Loan Mortgage Corporation			42,786,822
Federal National Mortgage Association - 2.3%
FNMA, 1.375%, 04/28/11		33,195,000	33,404,626
FNMA, 1.875%, 04/20/12		10,325,000	10,550,436
FNMA, 4.000%, 10/01/18		4,876,117	5,170,425
FNMA, 6.000%, 07/01/29		10,470	11,554
Total Federal National Mortgage Association			49,137,041
U.S. Treasury Notes - 6.8%
USTN, 1.000%, 08/31/11		43,530,000	43,819,083
Total U.S. Government and Agency Obligations (cost $150,823,102)			152,847,984
Municipal Bonds - 1.4%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47 [7]		5,035,000	3,677,363
California State, 4.500%, 08/01/27, (AMBAC Insured)		950,000	944,404
California State, 4.500%, 10/01/29		2,655,000	2,614,989
California State, 4.500%, 08/01/30		665,000	652,132
California State, 4.500%, 08/01/30, (AMBAC Insured)		770,000	755,100
California State, Variable Purpose Bond, 3.250%, 12/01/27, (NATL-RE Insured)		495,000	411,093
California State, Variable Purpose Bond, 4.500%, 12/01/33, (AMBAC Insured)		2,330,000	2,270,958
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008 A, 4.500%, 01/01/38, (AGM Insured)		315,000	315,753
Michigan Tobacco Settlement Financial Authority, Series 2006 A, 7.309%, 06/01/34 [7]		3,025,000	2,402,092
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28, (NATL-RE Insured)		765,000	672,825
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28, (BHAC Insured)		280,000	257,015
Virginia Tobacco Settlement Financing Corp., 6.706%, 06/01/46 [7]		21,620,000	14,969,688
Total Municipal Bonds (cost $37,350,144)			29,943,412
Asset-Backed Securities - 4.5%
Chase Issuance Trust, Series 2007-B1, Class B1, 0.507%, 04/15/19 (10/15/10) [5]		17,040,000	16,349,626
Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 09/16/13 (a)		10,010,000	10,029,326

Managers Bond Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount †		Value
Asset-Backed Securities - 4.5% (continued)
CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/14	$4,381,646		$4,518,303
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 06/20/14	8,945,000		9,516,396
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)	14,254,543		14,793,355
MBNA, Series 2002-C1, Class C1, 6.800%, 07/15/14	6,911,000		7,350,390
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	4,035,000		4,342,731
Sierra Receivables Funding Co., Series 2010 2A, Class A, 3.840%, 11/20/25 (a)	22,920,564		23,159,979
Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/39 (a)	4,857,393		5,219,773
World Financial Network Credit Card Master Trust, Series 2010 A, Class B, 6.750%, 06/15/15	1,000,000		1,049,874
Total Asset-Backed Securities (cost $91,056,435)			96,329,753
Mortgage-Backed Securities - 0.3%
Bank of America-First Union, Series 2001, 5.464%, 04/11/37	1,438,866		1,472,521
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29	3,325,000		3,199,611
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40 [6]	1,704,000		1,707,847
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.006%, 06/15/49 [6]	305,000		315,145
Total Mortgage-Backed Securities (cost $5,363,277)			6,695,124

	Shares
Preferred Stocks - 1.0%
Bank of America Corp., 6.375%	20,000	[2]	463,600
Bank of America Corp., Series L, 7.250% [9]	7,808		7,671,360
Comcast Corp. Series B, 7.000%	207,547	[2]	5,423,203
Entergy New Orleans, Inc., 4.750%	482		37,942
Entergy New Orleans, Inc., 5.560%	100		9,216
GMAC Preferred, 9.000% (a)	1,560		1,431,300
Newell Financial Trust I, 5.250% [9]	90,628		3,585,470
SLM Corp., 6.000%	41,250		800,250
Sovereign Capital Trust IV, 4.375% [9]	34,236		1,266,732
Wisconsin Electric Power Co., 3.600%	3,946		282,139
Total Preferred Stocks (cost $18,512,043)			20,971,212
Short-Term Investments - 7.6%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,8]	1,652,054		1,313,770
BNY Mellon Overnight Government Fund, 0.28%[3]	85,014,000		85,014,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21%	34,457,663		34,457,663
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.17%	44,205,924		44,205,924
Total Short-Term Investments (cost $165,329,641)			164,991,357
Total Investments - 102.3% (cost $2,062,124,464)			2,213,265,833
Other Assets, less Liabilities - (2.3)%			(49,264,049)
Net Assets - 100.0%			$2,164,001,784

Managers Global Bond Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 33.9%
Financials - 11.9%
Akbank T.A.S., 5.125%, 07/22/15 (a)	USD	100,000		$99,610
Bank of America Corp., 4.750%, 05/06/19 [6]	EUR	100,000		135,934
BBVA Bancomer SA, Texas, 7.250%, 04/22/20 (a)	USD	100,000		107,424
Canara Bank, 6.365%, 11/28/21 [6]	USD	150,000		149,595
Citigroup, Inc., 5.500%, 02/15/17	USD	85,000		87,769
Commonwealth Bank of Australia, 3.500%, 03/19/15 (a)	USD	200,000		209,960
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)	USD	100,000		110,473
Depfa ACS Bank, 1.650%, 12/20/16	JPY	10,000,000		98,958
Ford Motor Credit Co. LLC, 7.000%, 04/15/15	USD	100,000		106,858
GMAC, Inc., 6.875%, 08/28/12	USD	45,000		46,969
HSBC Bank PLC, 4.125%, 08/12/20 (a)	USD	100,000		101,630
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [6]	USD	140,000		140,721
JPMorgan Chase & Co., 4.400%, 07/22/20	USD	75,000		76,808
KfW Bankengruppe, 2.600%, 06/20/37	JPY	23,000,000		311,580
Landesbank Baden-Wuerttemberg, Series 14, 3.750%, 02/12/14	EUR	120,000		174,552
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)	USD	100,000		100,964
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13	GBP	40,000		66,215
Muenchener Hypothekenbank eG, 5.000%, 01/16/12 (a)	EUR	170,000		242,661
Network Rail Infrastructure Finance PLC, Series EMTN, 3.500%, 06/17/13	USD	300,000		320,087
Nomura Holdings, Inc., 6.700%, 03/04/20	USD	25,000		28,569
ProLogis, 6.625%, 05/15/18	USD	60,000		59,137
SLM Corp., 5.000%, 10/01/13	USD	150,000		146,998
Wells Fargo & Co., 4.625%, 11/02/35	GBP	50,000		73,430
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)	USD	140,000		141,527
Total Financials				3,138,429
Industrials - 21.1%
Ahold Finance USA, Inc., Series EMTN, 6.500%, 03/14/17	GBP	100,000		179,833
Anadarko Petroleum Corp., 6.375%, 09/15/17	USD	45,000		49,588
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	USD	150,000		158,433
ArcelorMittal, 5.250%, 08/05/20	USD	100,000		100,780
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)	USD	125,000		126,072
Avnet, Inc., 5.875%, 06/15/20	USD	60,000		63,753
Axtel S.A.B. de C.V., 7.625%, 02/01/17 (a)	USD	55,000		50,325
Bell Aliant Regional Communications, 5.410%, 09/26/16	CAD	160,000		168,543
Bell Canada,
6.100%, 03/16/35 (a)	CAD	45,000		45,679
6.550%, 05/01/29 (a)	CAD	10,000		10,473
7.300%, 02/23/32 (a)	CAD	130,000		147,181
Bertelsmann AG, 3.625%, 10/06/15	EUR	50,000		70,306
British American Tobacco Holdings, The Netherlands, B.V., 4.000%, 07/07/20	EUR	50,000		71,233
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000		150,083
Chesapeake Energy Corp., 6.875%, 11/15/20	USD	55,000		58,300
Citizens Communications Co., 6.625%, 03/15/15	USD	115,000		118,738
Corus Entertainment, Inc., 7.250%, 02/10/17 (a)	CAD	130,000		133,957
CSC Holdings LLC, 8.500%, 04/15/14	USD	100,000		110,125
Delta Air Lines, Inc.,
6.821%, 08/10/22	USD	150,323		157,644
8.021%, 08/10/22	USD	97,705		98,193
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	190,000	[2]	195,700

Managers Global Bond Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Industrials - 21.1% (continued)
DP World, Ltd., 6.850%, 07/02/37 (a)	USD	250,000		$233,822
EchoStar DBS Corp., 6.625%, 10/01/14	USD	65,000		67,925
Edcon Proprietary Ltd., 7.395%, 06/15/14 (12/15/10) (a) [5]	EUR	150,000		171,770
Embarq Corp., 7.995%, 06/01/36	USD	110,000		116,955
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)	USD	75,000		87,191
6.700%, 06/01/34 (a)	USD	120,000		133,240
7.000%, 10/15/37 (a)	USD	20,000		23,041
Finmeccanica SpA, 4.875%, 03/24/25	EUR	100,000		138,836
HCA, Inc.,
6.375%, 01/15/15	USD	35,000		34,912
6.625%, 02/15/16	USD	80,000		80,000
7.580%, 09/15/25	USD	10,000		9,300
7.690%, 06/15/25	USD	15,000		14,025
Hilcorp Energy I LP/Hilcorp Finance Co., 7.750%, 11/01/15 (a)	USD	170,000		171,700
Hologic, Inc., 2.000%, 12/15/37 (b) [9]	USD	70,000		64,750
Incitec Pivot Finance LLC, 6.000%, 12/10/19 (a)	USD	50,000		53,010
Mexichem SAB de CV, 8.750%, 11/06/19 (a)	USD	100,000		115,500
Motorola, Inc.,
6.500%, 09/01/25	USD	105,000		114,270
6.625%, 11/15/37	USD	120,000		128,325
Nabors Industries, Inc., 6.150%, 02/15/18	USD	75,000		83,473
New Albertsons, Inc., 7.250%, 05/01/13	USD	40,000		40,800
Nextel Communications, Inc.,
6.875%, 10/31/13	USD	84,000		84,525
7.375%, 08/01/15	USD	50,000		50,250
Noble Group, Ltd., 8.500%, 05/30/13 (a)	USD	100,000		112,770
Owens & Minor, Inc., 6.350%, 04/15/16 [7]	USD	105,000		107,179
Owens-Brockway Glass Container, Inc., 6.750%, 12/01/14	EUR	50,000		69,867
Qwest Corp.,
7.250%, 09/15/25	USD	83,000		87,150
7.250%, 10/15/35	USD	158,000		156,420
Rowan Companies, Inc., 5.000%, 09/01/17	USD	95,000		98,146
Steel Dynamics, Inc., 7.375%, 11/01/12	USD	70,000		74,812
SUPERVALU, Inc., 7.500%, 11/15/14	USD	40,000		40,200
Transport De Gas Del Sur, 7.875%, 05/14/17 (a)	USD	270,000		263,925
Voto-Votorantim, Ltd., 6.750%, 04/05/21 (a)	USD	100,000		105,500
Western Union Co., The, 6.200%, 06/21/40	USD	100,000		108,781
Windstream Corp., 8.125%, 09/01/18 (a)	USD	50,000	[2]	51,750
Total Industrials				5,559,059
Utilities - 0.9%
Abu Dhabi National Energy Co. PJSC, 4.750%, 09/15/14	USD	100,000		103,200
Axtel S.A.B. de C.V.. 9.000%, 09/22/19 (a)	USD	45,000		41,512
IPALCO Enterprises, Inc., 7.250%, 04/01/16 (a)	USD	30,000		32,250
NRG Energy, Inc., 8.250%, 09/01/20 (a)	USD	45,000		46,406
Total Utilities				223,368
Total Corporate Bonds (cost $8,277,779)				8,920,856
Foreign Government Obligations- 56.4%
Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 06/10/19 (a)	USD	100,000		115,375
Brazil, Republic of, 10.250%, 01/10/28	BRL	250,000		164,967

Managers Global Bond Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Foreign Government Obligations- 56.4% (continued)
British Columbia, 2.850%, Series BCUSG-4, 06/15/15	USD	175,000		$186,102
Bundesrepublik Deutschland,
3.000%, 07/04/20	EUR	575,000		833,591
3.250%, 01/04/20	EUR	505,000		746,822
4.000%, 01/04/37	EUR	100,000		163,339
Canadian Government, 4.500%, 06/01/15	CAD	510,000		552,717
Denmark Government,
4.000%, 11/15/15	DKK	2,500,000		507,813
Series EMTN, 2.250%, 05/14/12	USD	250,000		256,286
Deutschland, Republic of, 3.750%, 07/04/13	EUR	435,000		637,775
Eksportfinans ASA, Series GMTN, 1.875%, 04/02/13	USD	170,000		173,660
European Bank for Reconstruction & Development, 9.250%, 09/10/12	BRL	180,000		107,690
European Investment Bank,
2.375%, 07/10/20	CHF	165,000		178,891
5.879%, 04/24/13 (a) [4]	IDR	4,605,000,000		444,670
Finland Government Bond, 3.875%, 09/15/17	EUR	245,000		371,284
German Government 2-Year Note, Series 1, 1.250%, 09/16/11	EUR	60,000		82,206
Inter-American Development Bank, 6.641%, 08/20/15 [4]	IDR	750,000,000		61,059
Italian Treasury Bond, 4.000%, 09/01/20	EUR	380,000		525,910
Japan Bank for International Cooperation, 2.125%, 11/05/12	USD	500,000		511,526
Japan Finance Corporation for Municipal Enterprises,
1.550%, 02/21/12	JPY	49,000,000		596,795
1.900%, 06/22/18	JPY	50,000,000		655,190
Japan Government Bond, Series 84, 0.700%, 06/20/14	JPY	50,000,000		610,207
Japan Government, Series 299, 1.300%, 03/20/19	JPY	60,000,000		756,004
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,900,000		351,975
Netherlands Government Bond, 4.500%, 07/15/17	EUR	484,000		759,156
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	190,000		184,241
Norway Government Bond, 4.500%, 05/22/19	NOK	1,600,000		300,236
Poland, Republic of, Series EMTN, 3.000%, 09/23/14	CHF	65,000		68,331
Province of Ontario, 2.950%, 02/05/15	USD	245,000	[2]	259,350
Province of Quebec, Series EMTN, 3.375%, 06/20/16	EUR	150,000		215,346
Province of Saskatchewan, 7.375%, 07/15/13	USD	225,000		264,275
Qatar Government International Bond, 4.000%, 01/20/15 (a)	USD	200,000		211,000
Singapore Government,
1.625%, 04/01/13	SGD	325,000		253,805
2.250%, 07/01/13	SGD	685,000		545,532
Sweden Government Bond,
Series 1046, 5.500%, 10/08/12	SEK	3,520,000		564,215
Series 1047, 5.000%, 12/01/20	SEK	1,650,000		297,450
U.K. Gilts, 4.750%, 03/04/20	GBP	415,000		747,884
U.K. Treasury,
4.000%, 03/07/22	GBP	145,000		244,223
5.000%, 03/07/25	GBP	40,000		73,716
5.250%, 06/07/12	GBP	75,000		126,748
Uruguay Government International Bond,
3.700%, 06/26/37	UYU	800,000		50,674
5.000%, 09/14/18	UYU	1,000,000		75,575
Total Foreign Government Obligations (cost $13,923,113)				14,833,611

Managers Global Bond Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount	Value
U.S. Treasury Notes- 4.2%
USTN, 1.000%, 10/31/11	USD	960,000	$967,162
USTN, 2.375%, 02/28/15	USD	125,000	131,855
Total U.S. Treasury Notes (cost $1,096,120)			1,099,017
Asset-Backed Securities - 1.7%
Avis Budget Rental Car Funding (AESOP) LLC II, Series 2009 2A, Class A, 5.680%, 02/20/14	USD	100,000	107,875
COMET, Series 2004-B7, Class B7, 1.336%, 08/17/17 (10/19/10) [5]	EUR	100,000	125,838
MBNA Credit Card Master Note Trust, Series 2005 B3, Class B3, 1.170%, 03/19/18 (10/19/10) [5]	EUR	100,000	124,874
World Financial Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 06/15/15	USD	95,000	98,582
Total Asset-Backed Securities (cost $416,751)			457,169

		Shares
Short-Term Investments - 3.1%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,8]		38,045	30,255
BNY Mellon Overnight Government Fund, 0.28%[3]		484,000	484,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21%		301,776	301,776
Total Short-Term Investments (cost $823,821)			816,031
Total Investments - 99.3% (cost $24,537,584)			26,126,684
Other Assets, less Liabilities - 0.7%			176,547
Net Assets - 100.0%			$26,303,231

Managers Emerging Markets Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 98.0%
Consumer Discretionary - 9.5%
Belle International Holdings, Ltd. (Hong Kong)	494,000		$990,133
Ctrip.com International, Ltd. (China)*	15,600		744,900
Cyfrowy Polsat SA (Poland)*	14,961		77,041
Cyrela Brazil Realty, S.A. (Brazil)	20,500		289,205
Estacio Participacoes, S.A. (Brazil)	11,483		131,661
Foschini, Ltd. (South Africa)	10,621		126,288
Golden Eagle Retail Group, Ltd. (China)	105,000		297,018
Grupo Televisa SA (Mexico)	28,200		533,544
Hero Honda Motors, Ltd. (India)	14,876		615,052
Hyundai Department Store Co., Ltd. (South Korea)	2,371		286,818
Hyundai Mobis Co., Ltd. (South Korea)	1,142		257,405
Hyundai Motor Co., Ltd. (South Korea)	5,734		769,648
LG Electronics, Inc. (South Korea)	8,274		696,968
Lojas Renner, S.A. (Brazil)	16,800		570,922
Parkson Retail Group, Ltd. (China)	182,000		316,411
PDG Realty SA Empreendimentos e Participacoes (Brazil)	41,000		487,541
Turk Sise ve Cam Fabrikalari A.S. (Turkey)	452,941	[2]	810,065
Urbi Desarrollos Urbanos, SA de CV (Mexico)*	188,230		394,186
Total Consumer Discretionary			8,394,806
Consumer Staples - 5.0%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey)	42,804		668,455
BRF - Brasil Foods SA (Brazil)	23,820		361,664
China Mengniu Dairy Co., Ltd. (Hong Kong)	110,000		339,411
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	5,432		374,917
Companhia de Bebidas das Americas, ADR (Brazil)	1,100		136,158
Hengan International Group Co. (Hong Kong)	27,500		273,948
Indofood CBP Sukses Makmur TbK PT (Indonesia)*	66,500		40,198
ITC, Ltd. (India)	123,775		491,092
Kuala Lumpur Kepong Berhad (Malaysia)	19,100		105,166
LG Household & Health Care, Ltd. (South Korea)	1,093		403,867
Shinsegae Co., Ltd. (South Korea)	2,001		1,056,244
Shoprite Holdings, Ltd. (South Africa)	9,689		137,319
Total Consumer Staples			4,388,439
Energy - 16.9%
Banpu PLC, NVDR (Thailand)	7,600		179,312
Cairn India, Ltd. (India)*	38,581		287,678
China Shenhua Energy Co., Ltd. (China)	79,000		325,337
CNOOC, Ltd. (Hong Kong)	777,790		1,509,656
Integra Group Holdings, GDR (Russia)*	34,964		91,352
LUKOIL Holdings, ADR (Russia)	14,237		807,238
MOL Magyar Olaj-es Gazipari NyRt. (Hungary)*	4,059		424,434
NovaTek OAO, Sponsored GDR (Russia)	1,600		137,793
OAO Gazprom, ADR (Russia)	85,197		1,794,852
OAO Rosneft Oil Co., GDR (Russia)(a)*	51,366		340,433
OGX Petroleo e Gas Participacoes, S.A. (Brazil)*	64,300		836,812
Oil & Natural Gas Corp., Ltd. (India)	19,057		595,988
PetroChina Co., Ltd. (China)	288,000		334,855
Petroleo Brasileiro, S.A. (Brazil)	20,300		366,768
Petroleo Brasileiro, S.A., ADR (Brazil)	24,162		792,997
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	40,027		1,451,779

Managers Emerging Markets Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Energy - 16.9% (continued)
PT Adaro Energy Tbk (Indonesia)	894,500		$202,831
PTT PLC, NVDR (Thailand)	59,400		581,875
Reliance Industries, Ltd. (India)	31,171		684,698
Rosneft Oil, GDR (Russia)*	56,950		380,990
Sasol, Ltd. (South Africa)	15,380		689,205
SK Energy Co., Ltd. (South Korea)	1,768		225,905
Tenaris, S.A. (Luxembourg)	15,100	[2]	580,142
Thai Oil PLC (Thailand)	132,400		230,438
Tupras Turkiye Petrol Rafine (Turkey)	41,270		1,109,682
Total Energy			14,963,050
Financials - 27.4%
ABSA Group, Ltd. (South Africa)	14,644		280,801
Banco Bradesco, S.A. (Brazil)	43,921		895,110
Bangkok Bank PCL (Thailand)	110,400		587,054
Bank of China, Ltd., Class H (China)	1,607,000		839,512
Bank of Communications (Hong Kong)	331,000		356,791
BM&F Bovespa, S.A. (Brazil)	48,200		403,376
BR Malls Participacoes, S.A. (Brazil)	24,600		203,110
BR Properties, S.A. (Brazil)	49,600		477,825
Bumiputra-Commerce Holdings Berhad (Malaysia)	103,800		274,526
Cathay Financial Holding Co., Ltd. (Taiwan)	256,000		390,981
China Construction Bank Corp. (China)	1,946,000		1,700,803
Chinatrust Financial Holding Co., Ltd. (Taiwan)	1,472,850		927,872
Commercial International Bank (Egypt)	32,487		244,465
Daegu Bank, Ltd., The (South Korea)	19,280		253,540
EFG-Hermes (Egypt)	181		925
FirstRand, Ltd. (South Africa)	97,594		299,666
Franshion Properties China, Ltd. (Hong Kong)	976,000		288,852
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	57,900		219,624
Halyk Savings Bank of Kazakhstan, GDR (Kazakhstan)*	17,515		150,309
HDFC Bank, Ltd. (India)	14,108		779,492
ICICI Bank, Ltd. (India)	18,720		461,837
Industrial and Commercial Bank of China, Ltd., Class H (China)	1,282,958		951,283
Infrastructure Development Finance Co., Ltd. (India)	134,805		606,608
Itau Unibanco Banco Holding S.A. (Brazil)	24,396		580,054
Itau Unibanco Banco Holding S.A., ADR (Brazil)	53,954		1,304,608
Kasikornbank PLC, NVDR (Thailand)	120,900		465,365
OTP Bank NyRt. (Hungary)*	10,890		283,375
Ping An Insurance (Group) Co. of China, Ltd. (China)	142,883		1,450,631
PKO Bank Polski (Poland)	26,804		405,254
Poly (Hong Kong) Investments, Ltd. (Hong Kong)	372,000		398,037
Powszechny Zaklad Ubezpieczen SA (Poland)*	3,175		447,822
PT Bank Mandiri (Indonesia)	1,258,000		1,012,975
Public Bank Berhad (Malaysia)	156,668		635,600
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	6,052		1,035,273
Sberbank, GDR (Russia)	2,265		694,595
Sberbank-CLS (Russia)	235,055		653,606
Shinhan Financial Group Co., Ltd. (South Korea)	29,500		1,130,179
Siam Commercial Bank Public Company, Ltd. (Thailand)	136,100		463,678
Turkiye Garanti Bankasi A.S. (Turkey)	71,609		414,919
Turkiye Halk Bankasi A.S. (Turkey)	37,087		342,230

Managers Emerging Markets Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Finanicals - 27.4% (continued)
Turkiye Is Bankasi (Isbank) (Turkey)	97,710		$414,174
Turkiye Sinai Kalkinma Bankasi (Turkey)	53,363		89,140
VTB Bank, GDR (Russia)	78,047		450,460
Total Financials			24,266,337
Industrials - 5.2%
Beijing Enterprises Holdings, Ltd. (Hong Kong)	32,000		227,331
Bharat Heavy Electricals, Ltd. (India)	10,238		564,448
China Shipping Development Co., Ltd. (China)	410,000		562,045
Companhia de Concessoes Rodoviarias (Brazil)	10,762		275,729
Copa Holdings, S.A., Class A (Panama)	10,600		571,446
COSCO Pacific, Ltd. (Hong Kong)	208,000		312,005
Far Eastern New Century Corp. (Taiwan)	212,340		291,750
GS Engineering & Construction Corp. (South Korea)	3,909		300,278
Hyundai Engineering & Construction Co. (South Korea)	9,542		605,819
Hyundai Heavy Industries Co., Ltd. (South Korea)	557		159,929
Larsen & Toubro, Ltd. (India)	2,558		116,753
Raubex Group, Ltd. (South Africa)	35,202		115,147
TAV Havalimanlari Holding A.S. (Turkey)*	28,503		152,887
United Tractors Tbk PT (Indonesia)	142,500		326,427
Total Industrials			4,581,994
Information Technology - 10.9%
Acer, Inc. (Taiwan)	156,055		397,441
AsiaInfo Holdings, Inc. (China)*	8,400		165,732
Asustek Computer, Inc. (Taiwan)	29,650		212,146
Asustek Computer, Inc., GDR (Taiwan)	2		72
Hon Hai Precision Industry Co., Ltd. (Taiwan)	361,724		1,356,607
Hon Hai Precision Industry Co., Ltd., ADR (Taiwan)	621		4,689
Hynix Semiconductor, Inc. (South Korea)*	3,320		64,397
Infosys Technologies (India)	11,618		786,854
LG Display Co., Ltd. (South Korea)	17,470		606,118
MediaTek, Inc. (Taiwan)	38,067		534,163
Pegatron (Taiwan)*	3,350		8,842
Pegatron Corp. (Taiwan)*	152,186		198,992
Samsung Electronics Co., Ltd. (South Korea)	3,030		2,063,459
Samsung Electronics Co., Ltd., GDR, (South Korea) (a)	820		279,386
Siliconware Precision Industries Co. (Taiwan)	5,871		6,209
Siliconware Precision Industries Co., ADR (Taiwan)	73,300		398,019
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	579,584		1,146,997
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	51,735		524,593
Tata Consultancy Services, Ltd. (India)	33,964		699,255
Tencent Holdings, Ltd. (China)	9,600		209,095
Total Information Technology			9,663,066
Materials - 14.2%
Anglo American PLC (United Kingdom)	14,275		566,634
AngloGold Ashanti, Ltd. (South Africa)	4,569		211,557
Anhui Conch Cement Co., Ltd. (China)	125,872		571,143
Bradespar, S.A. (Brazil)	6,350		151,394
China National Building Materials Co., Ltd. (China)	46,000		107,462
China Steel Corp. (Taiwan)	442,484		457,696
Evraz Group SA, GDR (Luxembourg)*	11,388	[2]	340,330
Gerdau SA, Sponsored ADR (Brazil)	25,200		342,972

Managers Emerging Markets Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Materials - 14.2% (continued)
GMK Norilsk Nickel, Sponsored ADR (Russia)	1,500	$25,425
Hidili Industry International Development, Ltd. (China)	336,000	328,746
Impala Platinum Holdings, Ltd. (South Africa)	8,379	215,829
Indocement Tunggal Prakarsa Tbk PT (Indonesia)*	155,000	319,714
KG Chemical Co., Ltd. (South Korea)	2,029	593,338
KGHM Polska Miedz SA (Poland)	3,625	145,821
LSR Group OJSC, GDR (Russia)*	24,722	210,121
Mechel OAO (Russia)	5,200	129,480
MMC Norilsk Nickel, ADR (Russia)	41,890	715,615
MMX Mineracao e Metalicos S.A. (Brazil)*	79,100	605,872
POSCO (South Korea)	3,317	1,507,817
Raspadskaya (Russia)*	67,445	359,899
Severstal, GDR, Reg S (Russia)*	11,900	176,487
Southern Copper Corp. (United States)	9,200	323,104
Taiwan Cement Corp. (Taiwan)	294,000	314,483
Taiwan Fertilizer Co., Ltd. (Taiwan)	131,000	408,427
Tata Steel Ltd. (India)	26,954	391,894
Ternium SA (Luxembourg)	16,400	535,460
Uralkaliy OAO (Russia)	4,300	94,808
Vale, S.A., ADR (Brazil)	30,799	854,672
Vale, S.A., Sponsored ADR (Brazil)	49,967	1,562,467
Total Materials		12,568,667
Telecommunication Services - 6.4%
Advanced Info Service PCL (Thailand)	141,200	442,836
America Movil, S.A.B. de C.V. (Mexico)	12,000	639,960
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	84,167	209,277
China Mobile, Ltd. (Hong Kong)	150,000	1,534,489
Chunghwa TelecomCo., Ltd., ADR (Taiwan)	17,900	401,318
KT Corp (South Korea)	5,550	222,184
KT Corp., Sponsored ADR (South Korea)	521	10,660
LG Telecom, Ltd. (South Korea)	2,420	15,652
Mobile Telesystems, Sponsored ADR (Russia)	20,387	432,816
MTN Group, Ltd. (South Africa)	14,395	259,979
Philippine Long Distance Telephone Co. (Philippines)	6,070	361,562
Philippine Long Distance Telephone Co., Sponsored ADR (Philippines)	4,107	245,845
Telekomunikasi Indonesia Tbk PT (Indonesia)	508,500	524,515
Turk Telekomunikasyon A.S. (Turkey)	50,621	227,934
Vivo Participacoes SA, ADR (Brazil)	5,511	149,734
Total Telecommunication Services		5,678,761
Utilities - 2.5%
China Gas Holdings, Ltd. (Hong Kong)	680,000	364,511
China Resources Power Holdings Co. (Hong Kong)	215,800	463,860
Companhia Energetica de Minas Gerais (Brazil)	6,834	111,078
Companhia Energetica de Minas Gerais, Sponsored ADR (Brazil)	16,390	268,632
Inter-Regional Distribution Network Co Center and Privolzhya OJSC (Russia)*	21,609,907	177,201
PT Perusahaan Gas Negara (Persero) Tbk (Indonesia)	2,006,000	864,391
Total Utilities		2,249,673
Total Common Stocks (cost $72,847,896)		86,754,793

Managers Emerging Markets Equity Fund

9/30/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Short-Term Investments - 3.4%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,8]	110,742	$88,066
BNY Mellon Overnight Government Fund, 0.28%[3]	1,304,000	1,304,000
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.21%	1,602,239	1,602,239
Total Short-Term Investments (cost $3,016,981)		2,994,305
Total Investments - 101.4% (cost $75,864,877)		89,749,098
Other Assets, less Liabilities - (1.4)%		(1,240,348)
Net Assets - 100.0%		$88,508,750

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2010, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Essex Large Cap Growth	$12,206,463	$1,903,031	($112,955)	$1,790,076
Special Equity	183,761,137	35,028,653	(3,090,439)	31,938,214
International Equity	121,896,753	10,350,409	(7,606,063)	2,744,346
Emerging Markets Equity	78,205,195	15,309,918	(3,766,015)	11,543,903
Bond	2,062,866,485	178,897,365	(28,498,017)	150,399,348
Global Bond	24,538,116	1,751,810	(163,242)	1,588,568

*	Non-income-producing security.
#	Rounds to less than 0.01%.
†	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2010, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
International Equity	$435,138	0.4%
Emerging Markets Equity	619,819	0.7
Bond	341,064,487	15.8
Global Bond	4,183,089	15.9

(b)	Step Bond. A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
1	Yield shown for each short term investment represents the September 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
2	Some or all of these shares were out on loan to various brokers as of September 30, 2010, amounting to:

Fund	Market Value	% of Net Assets
Essex Large Cap Growth††	$283,456	2.0%
Special Equity	14,032,503	7.0
International Equity	14,599,866	13.1
Emerging Markets Equity	1,382,064	1.5
Bond	83,432,263	3.8
Global Bond	506,800	1.9

††	The only security on loan was sold at period end and subsequently is not footnoted on the Schedule of Portfolio Investments
3	Collateral received from brokers for securities lending was invested in these short-term investments.
4	Represents yield to maturity at September 30, 2010.
5	Floating Rate Security. The rate listed is as of September 30, 2010. Date in parentheses represents the security’s next coupon rate reset.
6	Variable Rate Security. The rate listed is as of September 30, 2010, and is periodically reset subject to terms and conditions set forth in the debenture.
7	Security is illiquid: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued on the basis of valuations provided by dealers or independent pricing services. Illiquid securities at September 30, 2010, for the Bond Fund and Global Bond Fund amounted to $56,616,272 or 2.6% of net assets and $107,179, or 0.4% of net assets, respectively.
8	On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain . Lehman Brothers floating rate notes. Until August 2, 2010, each Fund’s position in Series B was being marked to market daily. Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is now fair valuing its position in the ICRF daily.
9	Convertible Securities: A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds at September 30, 2010 for the Bond Fund and Global Bond Fund amounted to $42,368,412, or 2.0% of net assets, and $64,750, or 0.2% of net assets, respectively.

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

AGM:	Assured Guaranty Municipal Corp.	BHAC:	Berkshire Hathaway Assurance Corp.
AMBAC:	American Municipal Bond Assurance Corp.	EMTN:	European Medium Term Note

Notes to Schedule of Portfolio Investments (unaudited)—(Continued)

FHLB:	Federal Home Loan Bank	MBIA:	MBIA Insurance Corp.
FHLMC:	Federal Home Loan Mortgage Corp.	MBNA:	Maryland Bank, National Association
FNMA:	Federal National Mortgage Association	MTN:	Medium Term Note
GDIF:	Global Debt Insurance Facility	NATL-RE:	National Public Finance Guarantee Corporation
GMAC:	General Motors Acceptance Corp.	NVDR:	Non-Voting Depository Receipt
GMTN:	Global Multi-Currency Note	USTN:	United States Treasury Note
RSP:	Risparmio shares which are saving shares traded on the Italian Stock Exchange.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar	JPY:	Japanese Yen
BRL:	Brazilian Real	MXN:	Mexican Peso
CAD:	Canadian Dollar	NOK:	Norwegian Krone
CHF:	Swiss Franc	NZD:	New Zealand Dollar
DKK:	Danish Krone	SEK:	Swedish Krona
EUR:	euro	SGD:	Singapore Dollar
GBP:	British Pound	UYU:	Uruguayan Peso
IDR:	Indonesian Rupiah

Futures Contracts (International Equity and Global Bond):

International Equity may enter into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. The Global Bond Fund may enter into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover, cash flows from capital shares transactions or to manage interest rate risk.

There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

The Fund had the following open futures contracts as of September 30, 2010:

International Equity:

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Loss
DJ Euro Stoxx 50	Euro	10	Long	12/17/10	($8,264)

Global Bond:

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Loss
US 10 Year Note – Dec 10	Euro	4	Short	12/21/10	($6,007)
US Long Bond – Dec 10	Euro	2	Short	12/21/10	(2,316)

				Total:	($8,323)

Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Notes to Schedule of Portfolio Investments (unaudited)—(Continued)

Open forward foreign currency exchange contracts (in U.S. Dollars) at September 30, 2010, for International Equity Fund, were as follows:

Foreign Currency	Position	Settlement Dates	Counterparty	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Canadian Dollar	Short	11/15/10	BNY	$517,745	$521,367	($3,622)
Canadian Dollar	Long	11/15/10	BNY	190,294	184,158	6,136

		Totals:		$708,039	$705,525	$2,514

Open forward foreign currency exchange contracts (in U.S. Dollars) at September 30, 2010, for Global Bond Fund, were as follows:

Foreign Currency	Position	Settlement Dates	Counterparty	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Chinese Yuan Renminbi	Short	11/16/10	MSC	$281,836	$284,109	($2,273)
Chinese Yuan Renminbi	Long	11/16/10	MSC	284,109	288,228	(4,119)
Danish Krone	Short	12/15/10	BRC	454,818	486,416	(31,598)
Malaysian Ringgit	Long	10/22/10	JPM	274,927	272,506	2,421
Mexican Nuevo Peso	Short	10/28/10	CS	278,082	277,136	946
South Korean Won	Long	12/13/10	CS	148,608	143,521	5,087
South Korean Won	Long	12/13/10	UAG	751,781	726,259	25,522

		Total:		$2,474,161	$2,478,175	($4,014)

Counterparty Abbreviations
BNY:	Bank of New York	JPM:	JPMorgan Chase
BRC:	Barclays Bank	MSC:	Morgan Stanley
CS:	Credit Suisse	UAG:	UBS

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Schedule of Portfolio Investments (unaudited)—(Continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of September 30, 2010, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Essex Large Cap Growth Fund
Investments in Securities
Common Stocks [1]	$13,170,793	—	—	$13,170,793
Short-Term Investments	730,798	$94,948	—	825,746

Total Investments in Securities	$13,901,591	$94,948	—	$13,996,539

Special Equity Fund
Investments in Securities
Common Stocks [1]	$195,454,708	—	—	$195,454,708
Short-Term Investments	18,256,908	$1,987,735	—	20,244,643

Total Investments in Securities	$213,711,616	$1,987,735	—	$215,699,351

International Equity Fund
Investments in Securities
Common Stocks
Energy	$4,640,113	$6,461,199	—	$11,101,312
Materials	4,822,701	7,086,918	—	11,909,619
Information Technology	1,317,949	4,972,021	—	6,289,970
Financials	1,870,919	25,519,652	—	27,390,571
Health Care	1,410,718	7,472,143	—	8,882,861
Telecommunication Services	536,052	3,954,537	—	4,490,589
Consumer Discretionary	1,775,101	12,158,206	—	13,933,307
Industrials	—	11,255,008	—	11,255,008
Consumer Staples	—	8,592,163	—	8,592,163
Utilities	—	3,312,319	—	3,312,319
Other Equities	959,325	435,138	—	1,394,463
Short-Term Investments	18,005,930	82,987	—	18,088,917

Total Investments in Securities	$35,338,808	$91,302,291	—	$126,641,099

Derivatives [2]
Equity Contracts	($8,264)	—	—	($8,264)
Interest Rate Contracts	—	$2,514	—	2,514

Total Derivatives	($8,264)	$2,514	—	($5,750)

Emerging Markets Equity Fund
Investments in Securities
Materials	$4,530,846	$8,037,821	—	$12,568,667
Energy	5,176,169	9,786,881	—	14,963,050
Financials	4,531,529	19,734,808	—	24,266,337
Consumer Discretionary	3,151,959	5,242,847	—	8,394,806
Telecommunication Services	1,880,333	3,798,428	—	5,678,761
Information Technology	1,571,411	8,091,655	—	9,663,066
Consumer Staples	912,937	3,475,502	—	4,388,439
Utilities	556,911	1,692,762	—	2,249,673
Industrials	962,322	3,619,672	—	4,581,994
Short-Term Investments	2,906,239	88,066	—	2,994,305

Total Investments in Securities	$26,180,656	$63,568,442	—	$89,749,098

Notes to Schedule of Portfolio Investments (unaudited)—(Continued)

Bond Fund
Investments in Securities
Corporate Bonds [3]	—	$1,584,840,588	—	$1,584,840,588
Foreign Government Obligations	—	156,646,403	—	156,646,403
U.S. Government and Agency Obligations [4]	—	152,847,984	—	152,847,984
Municipal Bonds	—	29,943,412	—	29,943,412
Preferred Stocks	$20,971,212	—	—	20,971,212
Asset-Backed Securities	—	96,329,753	—	96,329,753
Mortgage-Backed Securities	—	6,695,124	—	6,695,124
Short-Term Investments	163,677,587	1,313,770	—	164,991,357

Total Investments in Securities	$184,648,799	$2,028,617,034	—	$2,213,265,833

Global Bond Fund
Investments in Securities
Corporate Bonds [3]	—	$8,920,856	—	$8,920,856
Foreign Government Obligations	—	14,833,611	—	14,833,611
U.S. Treasury Notes	—	1,099,017	—	1,099,017
Asset-Backed Securities	—	457,169	—	457,169
Short-Term Investments	$785,776	30,255	—	816,031

Total Investments in Securities	$785,776	$25,340,908	—	$26,126,684

Derivatives [2]
Foreign Exchange Contracts	—	($4,014)	—	($4,014)
Interest Rate Contracts	($8,323)	—	—	(8,323)

Total Derivatives	($8,323)	($4,014)	—	($12,337)

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]

Derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

[3]	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.
[4]

All U.S. Government and Agency Obligations held in the Fund are Level 2 securities. For a detailed break-out of these investments by major industry classification, please refer to the Schedule of Portfolio Investments.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: November 19, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: November 19, 2010